SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING (Details)		12 Months Ended
		Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CAD ($) shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | shares		474,332	474,332	320,000	320,000
Fair Value of warrants | $		$ 2,198,121		$ 4,196,125
Range one [member]
IfrsStatementLineItems [Line Items]
Issue date	[1]	Feb. 26, 2024
Exercise price | $ / shares	[1]	$ 4.4025
Number of Warrants Outstanding | shares	[1]	474,332	474,332
Fair Value of warrants | $	[1]	$ 2,198,121
Range two [member]
IfrsStatementLineItems [Line Items]
Issue date	[2]	Oct. 30, 2023
Exercise price | $ / shares	[2]		$ 5.6925
Number of Warrants Outstanding | shares	[2]			256,000	256,000
Fair Value of warrants | $	[2]				$ 3,180,543
Range three [member]
IfrsStatementLineItems [Line Items]
Issue date	[3]	Oct. 30, 2023
Exercise price | $ / shares	[3]	$ 0.003
Number of Warrants Outstanding | shares	[3]			64,000	64,000
Fair Value of warrants | $	[3]			$ 1,015,582

[1]	The warrants expire February 26, 2029.
[2]	The warrant terms were amended and warrants were reclassified to equity August 7,2024
[3]	The warrants have no expiry date. They were exercised January 5, 2024.